UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2008

                     DATE OF REPORTING PERIOD: JULY 31, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS




SCHEDULE OF INVESTMENTS                          THE ADVISORS' INNER CIRCLE FUND

July 31, 2008                                                        (Unaudited)

                                                      Value
HGK EQUITY VALUE FUND                      Shares     (000)
---------------------                     --------   -------
COMMON STOCK (97.5%)
AEROSPACE & DEFENSE (1.9%)
   Boeing                                    3,700   $   226
                                                     -------
APPAREL MANUFACTURERS (1.8%)
   VF                                        3,000       215
                                                     -------
BANKS (9.2%)
   Bank of America                           8,000       263
   Bank of New York Mellon                   4,900       174
   JPMorgan Chase                            8,300       337
   PNC Financial Services Group              4,700       335
                                                     -------
                                                       1,109
                                                     -------
CHEMICALS (1.3%)
   PPG Industries                            2,500       152
                                                     -------
ELECTRICAL SERVICES (3.6%)
   American Electric Power                   3,000       118
   Southern                                  9,000       319
                                                     -------
                                                         437
                                                     -------
ENERGY (1.2%)
   Valero Energy                             4,200       140
                                                     -------
ENTERTAINMENT (4.3%)
   Carnival                                  6,400       236
   Time Warner                              19,800       284
                                                     -------
                                                         520
                                                     -------
FINANCIAL SERVICES (3.5%)
   Citigroup                                11,400       213
   Morgan Stanley                            5,300       209
                                                     -------
                                                         422
                                                     -------
FOOD, BEVERAGE & TOBACCO (2.4%)
   Campbell Soup                             8,100       295
                                                     -------
HOUSEHOLD PRODUCTS (1.8%)
   Kimberly-Clark                            3,700       214
                                                     -------
INDUSTRIALS (1.9%)
   General Electric                          8,000       226
                                                     -------
INSURANCE (5.7%)
   Allstate                                  5,900       273
   American International Group              6,100       159
   MetLife                                   5,100       259
                                                     -------
                                                         691
                                                     -------
MACHINERY (6.0%)
   Caterpillar                               3,300       229
   Johnson Controls                          8,400       253
   Parker Hannifin                           3,900       241
                                                     -------
                                                         723
                                                     -------
MEDICAL PRODUCTS & SERVICES (7.4%)
   Johnson & Johnson                         5,700       390
   St. Jude Medical *                        7,400       345
   UnitedHealth Group                        5,600       157
                                                     -------
                                                         892
                                                     -------

                                                      Value
                                           Shares     (000)
                                          --------   -------
METALS (3.2%)
   Freeport-McMoRan Copper & Gold            2,100   $   203
   Nucor                                     3,200       183
                                                     -------
                                                         386
                                                     -------
OIL FIELD SERVICES (3.7%)
   Baker Hughes                              2,600       216
   National Oilwell Varco *                  3,000       236
                                                     -------
                                                         452
                                                     -------
PAPER & PAPER PRODUCTS (0.9%)
   International Paper                       4,000       111
                                                     -------
PERSONAL PRODUCTS (2.4%)
   Estee Lauder, Cl A                        6,500       287
                                                     -------
PETROLEUM & FUEL PRODUCTS (1.8%)
   Apache                                    1,900       213
                                                     -------
PETROLEUM REFINING (7.4%)
   Chevron                                   3,600       304
   ConocoPhillips                            3,600       294
   Marathon Oil                              5,900       292
                                                     -------
                                                         890
                                                     -------
PHARMACEUTICALS (7.7%)
   Eli Lilly                                 5,800       273
   Forest Laboratories *                     4,200       149
   Pfizer                                   13,000       243
   Wyeth                                     6,600       268
                                                     -------
                                                         933
                                                     -------
RETAIL (3.6%)
   Best Buy                                  4,600       183
   Kohl's *                                  6,000       251
                                                     -------
                                                         434
                                                     -------
SEMI-CONDUCTORS/INSTRUMENTS (4.5%)
   Intel                                    12,800       284
   Kla-Tencor                                6,900       259
                                                     -------
                                                         543
                                                     -------
SOFTWARE (2.5%)
   Oracle *                                 14,300       308
                                                     -------
TELEPHONES & TELECOMMUNICATIONS (7.8%)
   AT&T                                      8,700       268
   Juniper Networks *                        8,100       211
   Motorola                                 21,700       188
   Nortel Networks *                           151         1
   Verizon Communications                    8,000       272
                                                     -------
                                                         940
                                                     -------
TOTAL COMMON STOCK
      (Cost $12,851)                                  11,759
                                                     -------

SCHEDULE OF INVESTMENTS                          THE ADVISORS' INNER CIRCLE FUND

July 31, 2008                                                        (Unaudited)

                                            Face      Value
HGK EQUITY VALUE FUND                      Amount     (000)
---------------------                     --------   -------
SHORT TERM INVESTMENT (2.5%)
   AIM Liquid Assets Money Market Fund,
      Cl I, 2.590%**                      $299,208   $   299
                                                     -------
TOTAL SHORT TERM INVESTMENT
      (Cost $299)                                        299
                                                     -------
TOTAL INVESTMENTS (100.0%)
   (Cost $13,150) +                                  $12,058
                                                     =======

PERCENTAGES ARE BASED ON NET ASSETS OF $12,055(000).

*    NON-INCOME PRODUCING SECURITY.

**   RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD ON JULY 31, 2008.

CL CLASS

+ AT JULY 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $13,174(000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $828(000) AND $(1,944)(000), RESPECTIVELY.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

HGK-QH-001-0900

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                              The Advisors' Inner Circle Fund


By (Signature and Title)                  /s/ Philip T. Masterson
                                          -----------------------------------
                                          Philip T. Masterson
                                          President

Date: September 26, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                  /s/ Philip T. Masterson
                                          -----------------------------------
                                          Philip T. Masterson
                                          President

Date: September 26, 2008

By (Signature and Title)                  /s/ Michael Lawson
                                          -----------------------------------
                                          Michael Lawson
                                          Controller & CFO

Date: September 26, 2008